Customers' refundable fees (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Movement In Customers Refundable Fees
Balance at the beginning of the year/period	¥ 30,747	¥ 30,997
Cash received from customers	5,467	42,298
Cash refunded to customers	(6,235)	(46,554)
Revenue recognized	1,538	4,006
Balance at the end of the year/period	¥ 31,517	¥ 30,747